Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 13, 2020	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure
							Value of Initial Fixed $100 Investment Based on		Net Income (Loss) Attributable to the Common Stockholders (in thousands)	Adjusted EBITDAre (in thousands)(1)
Year	Summary Compensation Table Total for First PEO(2)	Summary Compensation Table Total for Second PEO(2)	Compensation Actually Paid(5) to First PEO	Compensation Actually Paid(5) to Second PEO	Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid(5) to Non-PEO NEOs	Total Shareholder Return	Peer Group(4) Total Shareholder Return
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2022	$1,319,893	$—	$476,646	$—	$492,326	$302,819	$1.60	$76.50	$(153,204)	$287,347
2021	$3,763,996	$—	$1,202,262	$—	$1,268,831	$410,127	$3.44	$90.32	$(267,864)	$113,644
2020	$195,187	$439,170	$(321,037)	$(981,252)	$261,773	$(200,449)	$9.28	$76.40	$(520,516)	$(54,927)
(1)	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.
(2)	Mr. Hays was PEO in 2022, 2021, and during 2020, the PEO role changed from Mr. Kessler to Mr. Hays.
(3)	2022: Messrs. Eubanks, Nunneley and Rose; 2021: Messrs. Eubanks, Haiman, Nunneley and Welter; 2020: Messrs. Eubanks, Haiman, Nunneley and Welter.
(4)	FTSE NAREIT Lodging & Resorts Index
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

			PEO		Non-PEO Named Executive Officers
	2020 (First PEO)	2020 (Second PEO)	2021	2022	2020	2021	2022
Summary Compensation Table Total	$195,187	$439,170	$3,763,996	$1,319,893	$261,773	$1,268,831	$492,326
SCT Reversal	$(195,187)	$(439,170)	$(3,763,996)	($852,063)	$(261,773)	$(1,268,831)	$(317,823)
New awards outstanding	$112,600	$—	$1,319,508	$815,805	$131,367	$520,705	$304,299
Change in value of prior-year awards	$(284,210)	$—	$(103,408)	($705,726)	$(228,419)	$(112,679)	$(169,653)
New awards vested during the year	$—	$—	$(16,290)	$—	$—	$—	$—
Vested prior-year awards	$(168,072)	$(331,950)	$6,318	($101,263)	$(112,878)	$5,104	$(6,329)
Forfeitures	$—	$(695,724)	$(3,866)	$—	$—	$(3,003)	$—
Dividends	$18,645	$46,422	$—	$—	$9,480	$—	$—
Compensation Actually Paid	$(321,037)	$(981,252)	$1,202,262	$476,646	$(200,449)	$410,127	$302,819

Company Selected Measure Name			Adjusted EBITDAre
Named Executive Officers, Footnote [Text Block]
(3)	2022: Messrs. Eubanks, Nunneley and Rose; 2021: Messrs. Eubanks, Haiman, Nunneley and Welter; 2020: Messrs. Eubanks, Haiman, Nunneley and Welter.

Peer Group Issuers, Footnote [Text Block]
(4)	FTSE NAREIT Lodging & Resorts Index

PEO Total Compensation Amount			$ 1,319,893	$ 3,763,996
PEO Actually Paid Compensation Amount			$ 476,646	1,202,262
Adjustment To PEO Compensation, Footnote [Text Block]
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

			PEO		Non-PEO Named Executive Officers
	2020 (First PEO)	2020 (Second PEO)	2021	2022	2020	2021	2022
Summary Compensation Table Total	$195,187	$439,170	$3,763,996	$1,319,893	$261,773	$1,268,831	$492,326
SCT Reversal	$(195,187)	$(439,170)	$(3,763,996)	($852,063)	$(261,773)	$(1,268,831)	$(317,823)
New awards outstanding	$112,600	$—	$1,319,508	$815,805	$131,367	$520,705	$304,299
Change in value of prior-year awards	$(284,210)	$—	$(103,408)	($705,726)	$(228,419)	$(112,679)	$(169,653)
New awards vested during the year	$—	$—	$(16,290)	$—	$—	$—	$—
Vested prior-year awards	$(168,072)	$(331,950)	$6,318	($101,263)	$(112,878)	$5,104	$(6,329)
Forfeitures	$—	$(695,724)	$(3,866)	$—	$—	$(3,003)	$—
Dividends	$18,645	$46,422	$—	$—	$9,480	$—	$—
Compensation Actually Paid	$(321,037)	$(981,252)	$1,202,262	$476,646	$(200,449)	$410,127	$302,819

Non-PEO NEO Average Total Compensation Amount			$ 492,326	1,268,831	$ 261,773
Non-PEO NEO Average Compensation Actually Paid Amount			$ 302,819	410,127	(200,449)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(5)
Compensation Actually Paid is the summary compensation table total for the PEO (column (b) above) and average summary compensation table total for the Non-PEO NEOs (column (d) above), as applicable, with the following adjustments to the value of equity adjusted as follows pursuant to Item 402(v)(2)(iii)(C) of Regulation S-K:

			PEO		Non-PEO Named Executive Officers
	2020 (First PEO)	2020 (Second PEO)	2021	2022	2020	2021	2022
Summary Compensation Table Total	$195,187	$439,170	$3,763,996	$1,319,893	$261,773	$1,268,831	$492,326
SCT Reversal	$(195,187)	$(439,170)	$(3,763,996)	($852,063)	$(261,773)	$(1,268,831)	$(317,823)
New awards outstanding	$112,600	$—	$1,319,508	$815,805	$131,367	$520,705	$304,299
Change in value of prior-year awards	$(284,210)	$—	$(103,408)	($705,726)	$(228,419)	$(112,679)	$(169,653)
New awards vested during the year	$—	$—	$(16,290)	$—	$—	$—	$—
Vested prior-year awards	$(168,072)	$(331,950)	$6,318	($101,263)	$(112,878)	$5,104	$(6,329)
Forfeitures	$—	$(695,724)	$(3,866)	$—	$—	$(3,003)	$—
Dividends	$18,645	$46,422	$—	$—	$9,480	$—	$—
Compensation Actually Paid	$(321,037)	$(981,252)	$1,202,262	$476,646	$(200,449)	$410,127	$302,819

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table

Total Shareholder Return is calculated assuming a $100 investment in the Company at the beginning of the period, calculated through the end of the applicable year shown based on the Company’s share price and assuming the reinvestment of any dividends during the applicable measurement period.

Compensation Actually Paid vs. Net Income [Text Block]			Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Compensation Actually Paid vs. Company Selected Measure [Text Block]			Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Total Shareholder Return Vs Peer Group [Text Block]			Relationship Between Compensation Actually Paid (CAP) and Financial Performance Measures in the Pay Versus Performance Table
Tabular List [Table Text Block]

Tabular List of Financial Performance Measures
The following financial performance measures in our assessment represent the three most important performance measures used by us to link company performance to the compensation actually paid to the applicable named executive officer for 2022.
1. Adjusted EBITDAre
2. Revenue
3. EBITDA Flow

Total Shareholder Return Amount			$ 1.6	3.44	9.28
Peer Group Total Shareholder Return Amount			76.5	90.32	76.4
Net Income (Loss)			$ (153,204,000)	$ (267,864,000)	$ (520,516,000)
Company Selected Measure Amount			287,347,000	113,644,000	(54,927,000)
PEO Name	Mr. Kessler	Mr. Hays	Mr. Hays	Mr. Hays
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBITDAre
Non-GAAP Measure Description [Text Block]
(1)	For a reconciliation of Adjusted EBITDAre to a measure under GAAP in the United States, see Annex A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			EBITDA Flow
Mr. Hays [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 1,319,893	$ 3,763,996	$ 195,187
PEO Actually Paid Compensation Amount			476,646	1,202,262	(321,037)
Mr. Kessler [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			0	0	439,170
PEO Actually Paid Compensation Amount			0	0	(981,252)
PEO [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(852,063)	(3,763,996)
PEO [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			815,805	1,319,508
PEO [Member] | Change in Value of Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(705,726)	(103,408)
PEO [Member] | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(16,290)
PEO [Member] | Vested Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(101,263)	6,318
PEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(3,866)
PEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Mr. Hays [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(195,187)
PEO [Member] | Mr. Hays [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					112,600
PEO [Member] | Mr. Hays [Member] | Change in Value of Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(284,210)
PEO [Member] | Mr. Hays [Member] | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Hays [Member] | Vested Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(168,072)
PEO [Member] | Mr. Hays [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Hays [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					18,645
PEO [Member] | Mr. Kessler [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(439,170)
PEO [Member] | Mr. Kessler [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Kessler [Member] | Change in Value of Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Kessler [Member] | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					0
PEO [Member] | Mr. Kessler [Member] | Vested Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(331,950)
PEO [Member] | Mr. Kessler [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					(695,724)
PEO [Member] | Mr. Kessler [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount					46,422
Non-PEO NEO [Member] | SCT Reversal [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(317,823)	(1,268,831)	(261,773)
Non-PEO NEO [Member] | New Awards Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			304,299	520,705	131,367
Non-PEO NEO [Member] | Change in Value of Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(169,653)	(112,679)	(228,419)
Non-PEO NEO [Member] | New Awards Vested During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	0
Non-PEO NEO [Member] | Vested Prior-year Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(6,329)	5,104	(112,878)
Non-PEO NEO [Member] | Forfeitures [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	(3,003)	0
Non-PEO NEO [Member] | Dividends [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 0	$ 0	$ 9,480